Services payable (Details Narrative) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025
Notes and other explanatory information [abstract]
Recognized in profit or loss	R$ 107	R$ 43,000